Investments in Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Investments in Securities
5. Investments in Securities
The cost and fair value of marketable securities are as follows:

	September 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bill	$61,717	$53	$(39)	$61,731
Municipal bond	9,287	5	(840)	8,452
Corporate/government bond	477	5	—	482
Other bonds	478	5	—	483

	$71,959	$68	$(879)	$71,148

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bill	$59,764	$319	$—	$60,083
Municipal bond	9,205	40	(838)	8,407
Corporate/government bond	477	—	—	477
Other bonds	478	3	—	481

	$69,924	$362	$(838)	$69,448

The aggregated unrealized losses on
available-for-sale
debt securities in the amounts of $811 and $476 have been recognized in accumulated other comprehensive loss in the Company’s condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively.

6.	Investment in securities
Cost and fair value of marketable securities are as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loses	Fair Value
U.S. treasury bill	$59,764	$319	$—	$60,083
Municipal bond	9,205	40	(838)	8,407
Corporate/government bond	477	—	—	477
Other bonds	478	3	—	481

	$69,924	$362	$(838)	$69,448

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loses	Fair Value
Corporate/government bond	$1,132	$1	$(3)	$1,130
Municipal bond	9,201	69	(45)	9,225

	$10,333	$70	$(48)	$10,355

The aggregated unrealized (loss)/gain on
available-for-sale
debt securities in the amount of $(476) and $22 has been recognized in accumulated other comprehensive income in the Company’s consolidated balance sheet as of December 31, 2022 and 2021, respectively.